ACCOUNTING PRINCIPLES, Recognition of Revenue from Customer Contracts (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Obligation	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jan. 17, 2017 EUR (€)
Recognition of revenue from customer contracts [Abstract]
Number of performance obligations | Obligation	1
Reduction in opening equity balance	€ 1,825.8	€ 1,784.4	€ 1,718.7	€ 2,231.6
Combined Statements of Income [Abstract]
Revenue			5,365.2
Costs and expenses [Abstract]
Cost of sales	4,734.4	4,518.0	4,410.9
Selling, general and administrative expense	364.2	406.9	382.4
Research and development expense	38.1	42.0	26.8
Impairment, restructuring and other expenses	96.3	77.6	11.3
Merger transaction and integration costs	0.0	15.2	15.4
Total costs and expenses	5,233.0	5,059.7	4,846.8
Other expenses, net	(1.9)	(38.7)	(233.8)
Income from equity affiliates	4.0	2.9	28.7
Profit (loss) before financial expense, net and income taxes	517.6	673.2	313.3
Financial income	24.8	65.2	71.0
Financial expense	(208.9)	(400.0)	(279.5)
Profit (loss) before income taxes	333.5	338.4	104.8
Provision for income taxes	113.4	185.2	190.4
Net profit (loss)	220.1	153.2	(85.6)
Net (profit) loss attributable to noncontrolling interests	(13.3)	(6.9)	0.2
Net profit (loss) attributable the owners of Technip Energies Group	206.8	146.3	(85.4)
Assets [Abstract]
Investments in equity affiliates	39.8	53.1	48.9
Property, plant and equipment, net	95.5	108.4	111.7	127.5
Goodwill			2,178.4		€ 1,453.6
Intangible assets, net	105.8	114.1	119.1
Deferred income taxes			88.9
Derivative financial instruments	5.5	1.4	3.1
Other non-current financial assets	60.2	47.0	39.7
Total non-current assets	2,689.9	2,962.8	2,589.8
Cash and cash equivalents	3,189.7	3,563.6	3,669.6	4,058.7
Trade receivables, net	1,059.1	928.5	1,094.9
Contract assets	271.8	389.3	272.0
Derivative financial instruments	26.6	15.0	7.7
Income taxes receivable	69.5	134.9	130.2
Advances paid to suppliers	87.5	127.8	125.7
Due from TechnipFMC			23.8
Other current assets	358.0	242.7	205.6
Total current assets	5,184.0	5,417.8	5,529.5
Total assets	7,873.9	8,380.6	8,119.3
Invested equity and liabilities [Abstract]
Invested equity and retrained earnings	1,993.9	1,857.0	1,719.1
Accumulated other comprehensive income (loss)	(184.1)	(62.6)	(3.3)
Equity attributable to owners of the Technip Energies Group	1,809.8	1,794.4	1,715.8
Noncontrolling interests	16.0	(10.0)	2.9
Total invested equity	1,825.8	1,784.4	1,718.7	2,231.6
Deferred income taxes	24.0	15.2	46.5
Accrued pension and other post-retirement benefits, less current portion	124.2	134.5	114.8
Derivative financial instruments	3.6	13.7	14.1
Non-current provisions	26.1	27.2	32.5	41.9
Other liabilities			266.1
Total non-current liabilities	494.0	626.7	474.0
Short-term debt and current portion of long-term debt			630.0
Accounts payable, trade	1,259.4	1,199.3	1,132.3
Contract liabilities	3,025.4	3,209.0	2,945.0
Accrued payroll			202.0
Derivative financial instruments	7.9	42.2	23.5
Income taxes payable	35.8	129.6	49.1
Current provisions	120.6	113.0	398.2	183.2
Due to TechnipFMC			116.2
Other current liabilities	394.3	396.5	430.3
Total current liabilities	5,554.1	5,969.5	5,926.6
Total liabilities	6,048.1	6,596.2	6,400.6
Total equity and liabilities	€ 7,873.9	€ 8,380.6	8,119.3
IFRS 15 [Member]
Recognition of revenue from customer contracts [Abstract]
Reduction in opening equity balance			81.2	(92.2)
Combined Statements of Income [Abstract]
Revenue			(27.8)
Costs and expenses [Abstract]
Cost of sales			(12.1)
Selling, general and administrative expense			0.0
Research and development expense			0.0
Impairment, restructuring and other expenses			0.0
Merger transaction and integration costs			0.0
Total costs and expenses			(12.1)
Other expenses, net			0.0
Income from equity affiliates			(8.2)
Profit (loss) before financial expense, net and income taxes			(23.9)
Financial income			0.0
Financial expense			0.0
Profit (loss) before income taxes			(23.9)
Provision for income taxes			(9.1)
Net profit (loss)			(14.8)
Net (profit) loss attributable to noncontrolling interests			0.0
Net profit (loss) attributable the owners of Technip Energies Group			(14.8)
Assets [Abstract]
Investments in equity affiliates			(8.4)
Property, plant and equipment, net			0.0
Goodwill			0.0
Intangible assets, net			0.0
Deferred income taxes			(0.2)
Derivative financial instruments			0.0
Other non-current financial assets			0.0
Total non-current assets			(8.6)
Cash and cash equivalents			0.0
Trade receivables, net			(1,094.9)
Contract assets			474.9
Derivative financial instruments			0.0
Income taxes receivable			(1.3)
Advances paid to suppliers			0.0
Due from TechnipFMC			0.0
Other current assets			17.3
Total current assets			(604.0)
Total assets			(612.6)
Invested equity and liabilities [Abstract]
Invested equity and retrained earnings			77.4
Accumulated other comprehensive income (loss)			3.9
Equity attributable to owners of the Technip Energies Group			81.3
Noncontrolling interests			(0.1)
Total invested equity			81.2	€ (92.2)
Deferred income taxes			2.2
Accrued pension and other post-retirement benefits, less current portion			0.0
Derivative financial instruments			0.0
Non-current provisions			0.0
Other liabilities			0.0
Total non-current liabilities			2.2
Short-term debt and current portion of long-term debt			0.0
Accounts payable, trade			18.6
Contract liabilities			(675.8)
Accrued payroll			0.0
Derivative financial instruments			0.0
Income taxes payable			2.3
Current provisions			0.0
Due to TechnipFMC			0.0
Other current liabilities			(41.1)
Total current liabilities			(696.0)
Total liabilities			(693.8)
Total equity and liabilities			(612.6)
IAS 11 and 18 [Member]
Recognition of revenue from customer contracts [Abstract]
Reduction in opening equity balance			1,799.9
Combined Statements of Income [Abstract]
Revenue			5,337.4
Costs and expenses [Abstract]
Cost of sales			4,398.8
Selling, general and administrative expense			382.4
Research and development expense			26.8
Impairment, restructuring and other expenses			11.3
Merger transaction and integration costs			15.4
Total costs and expenses			4,834.7
Other expenses, net			(233.8)
Income from equity affiliates			20.5
Profit (loss) before financial expense, net and income taxes			289.4
Financial income			71.0
Financial expense			(279.5)
Profit (loss) before income taxes			80.9
Provision for income taxes			181.3
Net profit (loss)			(100.4)
Net (profit) loss attributable to noncontrolling interests			0.2
Net profit (loss) attributable the owners of Technip Energies Group			(100.2)
Assets [Abstract]
Investments in equity affiliates			40.5
Property, plant and equipment, net			111.7
Goodwill			2,178.4
Intangible assets, net			119.1
Deferred income taxes			88.7
Derivative financial instruments			3.1
Other non-current financial assets			39.7
Total non-current assets			2,581.2
Cash and cash equivalents			3,669.6
Trade receivables, net			0.0
Contract assets			746.9
Derivative financial instruments			7.7
Income taxes receivable			128.9
Advances paid to suppliers			125.7
Due from TechnipFMC			23.8
Other current assets			222.9
Total current assets			4,925.5
Total assets			7,506.7
Invested equity and liabilities [Abstract]
Invested equity and retrained earnings			1,796.5
Accumulated other comprehensive income (loss)			0.6
Equity attributable to owners of the Technip Energies Group			1,797.1
Noncontrolling interests			2.8
Total invested equity			1,799.9
Deferred income taxes			48.7
Accrued pension and other post-retirement benefits, less current portion			114.8
Derivative financial instruments			14.1
Non-current provisions			32.5
Other liabilities			266.1
Total non-current liabilities			476.2
Short-term debt and current portion of long-term debt			630.0
Accounts payable, trade			1,150.9
Contract liabilities			2,269.2
Accrued payroll			202.0
Derivative financial instruments			23.5
Income taxes payable			51.4
Current provisions			398.2
Due to TechnipFMC			116.2
Other current liabilities			389.2
Total current liabilities			5,230.6
Total liabilities			5,706.8
Total equity and liabilities			€ 7,506.7
Bottom of Range [Member]
Recognition of revenue from customer contracts [Abstract]
Warranty period	18 months
Number of performance obligations | Obligation	1
Top of Range [Member]
Recognition of revenue from customer contracts [Abstract]
Warranty period	36 months